Consolidated statements of changes in equity - USD ($) $ in Thousands	Common shares Issued capital Opening balance after adjustment	Common shares Issued capital	Preference shares Issued capital Opening balance after adjustment	Preference shares Issued capital	Contributed surplus Opening balance after adjustment	Contributed surplus	Reserves Opening balance after adjustment	Reserves	Treasury shares Opening balance after adjustment	Treasury shares	Retained earnings/(Accumulated deficit) Adjustment IFRS 16	[1]	Retained earnings/(Accumulated deficit) Opening balance after adjustment	Retained earnings/(Accumulated deficit)	Attributable to owners of the Group Adjustment IFRS 16	[1]	Attributable to owners of the Group Opening balance after adjustment	Attributable to owners of the Group	Non-controlling interests Adjustment IFRS 16	[1]	Non-controlling interests Opening balance after adjustment	Non-controlling interests	Adjustment IFRS 16	[1]	Opening balance after adjustment	Total
Balance at beginning of year at Dec. 31, 2018	$ 810	$ 810	$ 46	$ 46	$ 850,576	$ 850,576	$ 18,962	$ 18,962	$ (3,266)	$ (3,266)	$ 215		$ 12,829	$ 12,614	$ 215		$ 879,957	$ 879,742	$ 128		$ 1,103,508	$ 1,103,380	$ 343		$ 1,983,465	$ 1,983,122
Equity offering costs						(595)												(595)				(22)				(617)
Dividend declared (common and preference shares) (Note 4 and 12)						(89,310)												(89,310)				(104,126)				(193,436)
Share-based compensation, net of accrued dividend								4,794										4,794								4,794
Settlement of share-based compensation								(4,721)		4,859								138								138
Treasury shares, net or GasLog Partners' common units										(3,752)								(3,752)				(22,890)				(26,642)
(Loss)/profit for the year														(100,661)				(100,661)				(14,952)				(115,613)
Other comprehensive loss for the year								(2,236)										(2,236)								(2,236)
Total comprehensive (loss)/income for the year								(2,236)						(100,661)				(102,897)				(14,952)				(117,849)
Balance at the end of the year at Dec. 31, 2019		810		46		760,671		16,799		(2,159)				(87,832)				688,335				961,518				1,649,853
Proceeds from private placement, net of offering costs		144				34,849												34,993								34,993
Equity offering costs																						(132)				(132)
Dividend declared (common and preference shares) (Note 4 and 12)						(35,698)												(35,698)				(56,859)				(92,557)
Share-based compensation, net of accrued dividend								5,385										5,385								5,385
Settlement of share-based compensation								(2,824)		2,819								(5)								(5)
Treasury shares, net or GasLog Partners' common units										(2,000)								(2,000)				(996)				(2,996)
(Loss)/profit for the year														(44,948)				(44,948)				48,237				3,289
Other comprehensive loss for the year								(693)										(693)								(693)
Total comprehensive (loss)/income for the year								(693)						(44,948)				(45,641)				48,237				2,596
Balance at the end of the year at Dec. 31, 2020		954		46		759,822		18,667		(1,340)				(132,780)				645,369				951,768				1,597,137
Net proceeds from GasLog Partners' public offerings of common units (Note 4)																						9,633				9,633
Repurchases of GasLog Partners' preference units (Note 4)																						(18,388)				(18,388)
Dividend declared (common and preference shares) (Note 4 and 12)						(67,286)												(67,286)				(31,236)				(98,522)
Share-based compensation, net of accrued dividend								3,351										3,351								3,351
Settlement of share-based compensation								(6,535)		$ 1,340								(5,195)								(5,195)
(Loss)/profit for the year														67,663				67,663				12,853				80,516
Other comprehensive loss for the year								(161)										(161)								(161)
Total comprehensive (loss)/income for the year								(161)						67,663				67,502				12,853				80,355
Balance at the end of the year at Dec. 31, 2021		$ 954		$ 46		$ 692,536		$ 15,322						$ (65,117)				$ 643,741				$ 924,630				$ 1,568,371

[1]	Restated so as to reflect an adjustment introduced due to the adoption of International Financial Reporting Standard (“IFRS”) 16 Leases on January 1, 2019.